FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Summary of Sensitivity to Reasonably Possible Change in Exchange Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Decrease/ (increase) in loss before tax	$ (168.8)	$ 109.3	$ (28.2)
Foreign Currency Risk | If US$ strengthens against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	5.00%	5.00%	5.00%
Decrease/ (increase) in loss before tax	$ 1.6	$ 2.8	$ 1.3
Foreign Currency Risk | If US$ weakens against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	(5.00%)	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax	$ (1.6)	$ (2.8)	$ (1.3)
Foreign Currency Risk | If US$ strengthens against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	5.00%	5.00%	5.00%
Decrease/ (increase) in loss before tax	$ (4.9)	$ 2.7	$ (51.9)
Foreign Currency Risk | If US$ weakens against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	(5.00%)	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax	$ 4.9	$ (2.7)	$ 51.9